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                          AIM VARIABLE INSURANCE FUNDS

                         AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                             AIM V.I. BLUE CHIP FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                        AIM V.I. CAPITAL DEVELOPMENT FUND
                      AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                     AIM V.I. GLOBAL GROWTH AND INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                       AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                         AIM V.I. GROWTH AND INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                 AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND
                               AIM V.I. VALUE FUND

                         Supplement dated June 21, 2000
                       to the Prospectus dated May 1, 2000


The following replaces in its entirety the information appearing under the "FUND MANAGEMENT - PORTFOLIO MANAGERS: AIM V.I. AGGRESSIVE GROWTH FUND" section on page 22 of the Prospectus:

     o "Ryan E. Crane, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

     o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989."

The following replaces in its entirety the information appearing under the "FUND MANAGEMENT - PORTFOLIO MANAGERS: AIM V.I. BALANCED FUND" section on page 22 of the Prospectus:

     o "Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

     o Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

     o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, Mr. Friedli was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

     o Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1989.

     o Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991."


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The following replaces in its entirety the information appearing under the
"FUND MANAGEMENT - PORTFOLIO MANAGERS: AIM V.I. BLUE CHIP FUND" section on page 22 of the Prospectus:

     o "Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1995.

     o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1986."

The following replaces in its entirety the information appearing under the "FUND MANAGEMENT - PORTFOLIO MANAGERS: AIM V.I. CAPITAL APPRECIATION FUND" section on page 23 of the Prospectus:

     o "David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1982.

     o Steven A. Brase, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, Mr. Brase was Associate Portfolio Manager and Partner for Bricoleur Capital Management, Inc.

     o Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1996. From 1992 to 1996, Mr. DeMuth was Portfolio Manager for Colorado Public Employee's Retirement Association.

     o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

     o Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, Mr. Perras was an equity analyst at Van Wagoner Capital Management. From 1995 to 1997, he was an Associate Portfolio Manager at Van Kampen American Capital Asset Management, Inc.

     o Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, Mr. Scavone was an Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

     o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990."

The following replaces in its entirety the information appearing under the "FUND MANAGEMENT - PORTFOLIO MANAGERS: AIM V.I. DENT DEMOGRAPHIC TRENDS FUND" section on page 23 of the Prospectus:

     o "Edgar M. Larsen, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1981 to 1996, Mr. Larsen was, among other offices, Senior Vice President of John Hancock Advisers, Inc. and its predecessors.

     o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1987."


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The following replaces in its entirety the information appearing under the "FUND
MANAGEMENT - PORTFOLIO MANAGERS: AIM V.I. GLOBAL UTILITIES FUND" section on page 24 of the Prospectus:

     o "Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

     o Claude C. Cody, IV, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

     o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, Mr. Friedli was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

     o Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1989.

     o Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991."

The following replaces in its entirety the information appearing under the "FUND MANAGEMENT - PORTFOLIO MANAGERS: AIM V.I. TELECOMMUNICATIONS AND TECHNOLOGY FUND" section on page 24 of the Prospectus:

     o "David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1982.

     o Abel Garcia, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 2000. From 1984 to 2000, Mr. Garcia was a Senior Portfolio Manager for Waddell & Reed.

     o Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was an associate with JMB Realty.

     o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1990."